Employee compensation and benefits - Net asset/(liability) under defined benefit pension plans (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit asset/(liability)	$ 6,510
Net defined benefit liability (asset)	8,426	$ 6,510
Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit asset/(liability)	47,688
Net defined benefit liability (asset)	53,104	47,688
Present value of defined benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit asset/(liability)	(41,162)
Net defined benefit liability (asset)	(44,634)	(41,162)
Effect of limit on plan surpluses
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit asset/(liability)	(16)
Net defined benefit liability (asset)	(44)	(16)
Pension Plan
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit asset/(liability)	6,969
Net defined benefit liability (asset)	8,951	6,969
Pension Plan | Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit asset/(liability)	47,567
Net defined benefit liability (asset)	52,990	47,567
Pension Plan | Present value of defined benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit asset/(liability)	(40,582)
Net defined benefit liability (asset)	(43,995)	(40,582)
Pension Plan | Effect of limit on plan surpluses
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit asset/(liability)	(16)
Net defined benefit liability (asset)	(44)	(16)
Pension Plan | Principal plan
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit asset/(liability)	7,716	7,458
Service cost	(68)	(64)
– current service cost	(28)	(40)
– past service cost and gains/(losses) from settlements	(40)	(24)
Net interest income/(cost) on the net defined benefit asset/(liability)	151	211
Remeasurement effects recognised in other comprehensive income	1,055	(343)
– return on plan assets (excluding interest income)	3,173	2,205
- actuarial gains/(losses)	(2,118)	(2,548)
– other changes	0	0
Exchange differences	346	264
Benefits paid	0	0
Other movements	300	190
Net defined benefit liability (asset)	9,500	7,716
Actuarial gains (losses) arising from changes in financial assumptions	3,179	3,049
Actuarial gains (losses) arising from changes in demographic assumptions	86	186
Actuarial gains (losses) arising from experience adjustments	975	315
Pension Plan | Principal plan | Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit asset/(liability)	37,874	34,074
Service cost	0	0
– current service cost	0	0
– past service cost and gains/(losses) from settlements	0	0
Net interest income/(cost) on the net defined benefit asset/(liability)	726	939
Remeasurement effects recognised in other comprehensive income	3,173	2,205
– return on plan assets (excluding interest income)	3,173	2,205
- actuarial gains/(losses)	0	0
– other changes	0	0
Exchange differences	1,446	1,300
Benefits paid	(1,148)	(1,014)
Other movements	434	370
Net defined benefit liability (asset)	42,505	37,874
Pension Plan | Principal plan | Present value of defined benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit asset/(liability)	(30,158)	(26,616)
Service cost	(68)	(64)
– current service cost	(28)	(40)
– past service cost and gains/(losses) from settlements	(40)	(24)
Net interest income/(cost) on the net defined benefit asset/(liability)	(575)	(728)
Remeasurement effects recognised in other comprehensive income	(2,118)	(2,548)
– return on plan assets (excluding interest income)	0	0
- actuarial gains/(losses)	(2,118)	(2,548)
– other changes	0	0
Exchange differences	(1,100)	(1,036)
Benefits paid	1,148	1,014
Other movements	(134)	(180)
Net defined benefit liability (asset)	(33,005)	(30,158)
Pension Plan | Principal plan | Effect of limit on plan surpluses
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit asset/(liability)	0	0
Service cost	0	0
– current service cost	0	0
– past service cost and gains/(losses) from settlements	0	0
Net interest income/(cost) on the net defined benefit asset/(liability)	0	0
Remeasurement effects recognised in other comprehensive income	0	0
– return on plan assets (excluding interest income)	0	0
- actuarial gains/(losses)	0	0
– other changes	0	0
Exchange differences	0	0
Benefits paid	0	0
Other movements	0	0
Net defined benefit liability (asset)	0	0
Pension Plan | Other plans
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit asset/(liability)	(747)	(1,277)
Service cost	(172)	(246)
– current service cost	(184)	(183)
– past service cost and gains/(losses) from settlements	12	(63)
Net interest income/(cost) on the net defined benefit asset/(liability)	(12)	(24)
Remeasurement effects recognised in other comprehensive income	306	366
– return on plan assets (excluding interest income)	692	870
- actuarial gains/(losses)	(428)	(507)
– other changes	42	3
Exchange differences	(140)	0
Benefits paid	75	74
Other movements	141	360
Net defined benefit liability (asset)	(549)	(747)
Actuarial gains (losses) arising from changes in financial assumptions	564	847
Actuarial gains (losses) arising from changes in demographic assumptions	49	94
Actuarial gains (losses) arising from experience adjustments	87	246
Pension Plan | Other plans | Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit asset/(liability)	9,693	8,725
Service cost	0	0
– current service cost	0	0
– past service cost and gains/(losses) from settlements	0	0
Net interest income/(cost) on the net defined benefit asset/(liability)	233	269
Remeasurement effects recognised in other comprehensive income	879	867
– return on plan assets (excluding interest income)	692	870
- actuarial gains/(losses)	0	0
– other changes	187	(3)
Exchange differences	249	181
Benefits paid	(652)	(620)
Other movements	83	271
Net defined benefit liability (asset)	10,485	9,693
Pension Plan | Other plans | Present value of defined benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit asset/(liability)	(10,424)	(9,967)
Service cost	(172)	(246)
– current service cost	(184)	(183)
– past service cost and gains/(losses) from settlements	12	(63)
Net interest income/(cost) on the net defined benefit asset/(liability)	(245)	(293)
Remeasurement effects recognised in other comprehensive income	(547)	(521)
– return on plan assets (excluding interest income)	0	0
- actuarial gains/(losses)	(428)	(507)
– other changes	(119)	(14)
Exchange differences	(387)	(180)
Benefits paid	727	694
Other movements	58	89
Net defined benefit liability (asset)	(10,990)	(10,424)
Pension Plan | Other plans | Effect of limit on plan surpluses
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit asset/(liability)	(16)	(35)
Service cost	0	0
– current service cost	0	0
– past service cost and gains/(losses) from settlements	0	0
Net interest income/(cost) on the net defined benefit asset/(liability)	0	0
Remeasurement effects recognised in other comprehensive income	(26)	20
– return on plan assets (excluding interest income)	0	0
- actuarial gains/(losses)	0	0
– other changes	(26)	20
Exchange differences	(2)	(1)
Benefits paid	0	0
Other movements	0	0
Net defined benefit liability (asset)	$ (44)	$ (16)